TAX - Tax Expense Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets	£ 4,785	£ 4,636
Per cent of value that will be recovered	85.00%
Legal proceedings contingent liability
DEFERRED TAX (Details) - Narrative [Line Items]
Increase in current tax liability	£ 850
Decrease in deferred tax asset	(275)
UK
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets operating loss carry forwards not subject to expiration	119	142
Unused tax credits for which no deferred tax asset recognised	474
Foreign trade losses
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets	0
Trading losses
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets operating loss carry forwards not subject to expiration	4	7
Deferred tax assets operating loss carry forwards subject to expiration	£ 48	50
Trading losses | 20 years
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets, expiration term	20 years
Prior to offsetting of balances within same taxing jurisdiction
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets	£ 6,599	6,863	£ 7,999
Prior to offsetting of balances within same taxing jurisdiction | Tax losses £m
DEFERRED TAX (Details) - Narrative [Line Items]
Deferred tax assets	£ 4,615	£ 4,747	£ 5,014
UK corporation tax:
DEFERRED TAX (Details) - Narrative [Line Items]
Applicable tax rate (in percent)	25.00%	23.50%	19.00%